Taxes - Additional Information (Details) R$ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023 COP ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 COP ($)	Dec. 31, 2021	Dec. 13, 2022
Taxes
Current tax liabilities		$ 2,869,225		$ 7,630,901
Nominal income rate		35.00%	35.00%	35.00%	31.00%
Presumptive income tax					0.00%
Effective tax rate		31.20%	31.20%	35.00%
Variation rate		(3.80%)	(3.80%)
Percentage of increase or decrease in exchange rates		20.50%	20.50%
Deferred tax assets not recognised		$ 351,203		$ 363,158
Deferred tax assets are not recognized, Base amount		11,573
Deferred tax assets are not recognized, Tax		$ 1,736
Percentage Of Industry And Commerce Tax Discount				100.00%
Applicable tax rate for fixed assets	35
Capital debt ratio		3
Vat rate		19.00%				20.00%
Free zone tax rate		20.00%
Income tax rate for future years in free zones		15.00%
Maximum deduction rate per year						3.00%
Industry and commerce tax deduction rate		100.00%
Percentage of dividend tax rate as withholding tax on income						10.00%
Ecopetrol Group
Taxes
Nominal income rate		35.00%	35.00%	35.00%
Ecopetrol USA Inc.
Taxes
Base tax amount		$ (22,891)
Deferred tax assets amount unrecognized		(3,276)
2022 [Member]
Taxes
Applicable income tax rate before update				30.00%
Unused tax losses
Taxes
Deferred tax asset (liability)		$ 5,519,519		$ 6,497,845
Deferred tax assets operating tax losses expiration period		20 years	20 years
Operating loss carryforwards, subject to expiration		$ 1,499,997		$ 1,887,805
Dividend Tax Rate [Member]
Taxes
Withholding dividend tax rate		10.00%	10.00%
Dividend Tax Rate [Member] | 2022 [Member]
Taxes
Nominal income rate		35.00%	35.00%
Withholding dividend tax rate				10.00%
Industry and commerce tax
Taxes
Current tax liabilities		$ 367,861		$ 346,958
ISA Group
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration		7,610		35,806
ISA Group | Industry and commerce tax
Taxes
Current tax liabilities		88,901
Other Companies
Taxes
Nominal tax rate		183,485
Ecopetrol USA Inc.
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration		60,568		339,950
Refineria de Cartagena S.A.S
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration		$ 1,916,114		1,871,732
Invercolsa
Taxes
Deferred tax assets operating tax losses expiration period		12 years	12 years
Operating loss carryforwards, subject to expiration		$ 16,112		17,524
Ruta de la Araucana and Transamerican
Taxes
Operating loss carryforwards, subject to expiration		45,147		111,273
Ruta Costera
Taxes
Operating loss carryforwards, subject to expiration		174,855		84,964
Internexa Chile
Taxes
Operating loss carryforwards, subject to expiration		16,062
Deferred tax assets not recognised		12,859
Ruta del Maipo
Taxes
Operating loss carryforwards, subject to expiration		759,609		1,000,632
ISA Interchile
Taxes
Operating loss carryforwards, subject to expiration		933,113		1,104,625
Ruta del Loa
Taxes
Operating loss carryforwards, subject to expiration		30,057		27,472
Ruta del Bosque (Chile)
Taxes
Deferred tax assets not recognised		100,356		102,864
Ruta del Maule (Chile)
Taxes
Deferred tax assets not recognised		36,138		43,702
ISA Intervial Colombia
Taxes
Deferred tax assets not recognised		542		564
ISA Capital do Brasil
Taxes
Deferred tax assets not recognised		17,093		20,216
Internexa Brasil Operadora de Telecomunicaes
Taxes
Deferred tax assets not recognised		95,226		101,525
Internexa Participaes (Brasil)
Taxes
Deferred tax assets not recognised		2,579		2,913
ISA Bolivia
Taxes
Deferred tax assets not recognised		4,934		$ 4,142
Ecopetrol USA
Taxes
Nominal tax rate		133,579
Ecopetrol Permian
Taxes
Nominal tax rate		179,955
Cartagena
Taxes
Nominal tax rate		841,937
Ecopetrol Capital AG
Taxes
Nominal tax rate		39,489
Esenttia MB
Taxes
Nominal tax rate		47,781
Operating loss carryforwards, subject to expiration		$ 76,337
Ecopetrol SA And Hocol Petroleum [Member]
Taxes
Applicable tax rate for fixed assets		35	35
Free Trade Zone Area [Member] | Ecopetrol Group
Taxes
Presumptive income, percentage on beginning equity		15.00%	15.00%
Colombia Country [Member]
Taxes
Presumptive income tax	50.00%
Colombia Country [Member] | Ecopetrol Group
Taxes
Income tax rate for future years in free zones		15.00%
Free Trade Zone Area [Member]
Taxes
Nominal income rate		20.00%	20.00%
Free trade zone with legal stability contract [Member] | Ecopetrol Group
Taxes
Nominal income rate		15.00%	15.00%
Brazil Country [Member] | Ecopetrol Group
Taxes
Nominal income rate		34.00%	34.00%
Percentage of income tax rate taxable base of liquid profit		34.00%
Percentage of income tax rate based on legal entities gross income		8.00%
Legal entities maximum gross income | R$			R$ 78
Brazil Country [Member] | Bottom of range | Ecopetrol Group
Taxes
Nominal income rate		12.00%	12.00%
Brazil Country [Member] | Top of range | Ecopetrol Group
Taxes
Nominal income rate		32.00%	32.00%
Chile Country [Member] | Ecopetrol Group
Taxes
Nominal income rate		27.00%	27.00%
Peru Country [Member] | Ecopetrol Group
Taxes
Nominal income rate		29.50%	29.50%
Percentage of current income tax rate on taxable income after deducting employee participation		29.50%
Percentage of dividend and other forms of profit distribution income tax rate		5.00%
Percentage of income tax rate of financial expenses deduction					30.00%
Percentage of income tax rate of deduction allowed for low value added services and cost plus margin		5.00%
Peru Country [Member] | Bottom of range | Ecopetrol Group
Taxes
Nominal income rate		5.00%	5.00%
Peru Country [Member] | Top of range | Ecopetrol Group
Taxes
Nominal income rate		10.00%	10.00%
United States Of America Country [Member] | Ecopetrol Group
Taxes
Nominal income rate		21.00%	21.00%